RECENTLY IMPLEMENTED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
3.	RECENTLY IMPLEMENTED ACCOUNTING STANDARDS

The company elected to adopt ASU 2015-16, issued September 25, 2015, to simplify the accounting for adjustments made to provisional amounts related to its acquisition of the U.S. paper mills on January 7, 2015. ASU 2015-16 requires that the acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amount is determined.

There were no further new pronouncements issued by the Financial Accounting Standards Board (FASB) that impacted the company’s consolidated financial results for the year.